Share Capital (Details) - Schedule of earnings per share basic and diluted - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Earnings Per Share Basic And Diluted Abstract
Net loss attributable to equity holders of the Company	$ (6,420,885)	$ (6,566,440)
Basic loss per share, Loss/Income	$ (6,420,885)	$ (6,566,440)
Basic loss per share, Shares	155,626,128	153,294,454
Basic loss per share, Per-Share	$ (0.04)	$ (0.04)
Effect of dilutive securities:
Stock options and RSUs, Shares
Diluted loss per share, Loss	$ (6,420,885)	$ (6,566,440)
Diluted loss per share, Shares	155,626,128	153,294,454
Diluted loss per share, Per-Share	$ (0.04)	$ (0.04)